UNPAID CLAIM AND CLAIM EXPENSES - ROLLFORWARD OF THE UNPAID CLAIMS AND CLAIM EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	$ 31.3	$ 12.0
Less Reinsurance	10.9	4.1
Net balance	20.4	7.9
Incurred Claims (net) Related to:
Current Year	51.4	41.9
Prior Year	(10.7)	0.0
Total Incurred	40.7	41.9
Paid Claims (net) Related to:
Current Year	32.8	24.6
Prior Year	7.3	4.8
Total Paid	40.1	29.4
Net balance	20.8	20.4
Add Reinsurance	16.3	10.9
Gross balance	37.1	31.3
Group Insurance Policies
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	31.3
Paid Claims (net) Related to:
Gross balance	$ 37.1	$ 31.3